Subsequent Events (Details) - Subsequent Event - Investment in Falcon - USD ($) $ in Millions	Apr. 03, 2023	Apr. 02, 2023
Subsequent Events
Percentage of ownership		15.00%
Aggregate consideration paid in cash	$ 3.2
Cash paid	$ 2.0
Aggregate consideration paid in shares	100,000